PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022
Private Placement
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company’s Sponsor purchased an aggregate of 5,000,000 warrants, at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $5,000,000.

Each Private Placement Warrant is identical to the warrants offered by the Initial Public Offering, except as described below. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants, which will expire worthless if the Company does not consummate a Business Combination within the Combination Period. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the placement warrants) are identical to the warrants sold in the Initial Public Offering except that (a) the placement warrants and their component securities will not be transferable, assignable or saleable until 30 days after the consummation of our initial Business Combination, except to permitted transferees, and (b) will be entitled to registration rights.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company’s Sponsor purchased an aggregate of 5,000,000 warrants, at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $5,000,000.

Each Private Placement Warrant is identical to the warrants offered by the Initial Public Offering, except as described below. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants, which will expire worthless if the Company does not consummate a Business Combination within the Combination Period. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the placement warrants) are identical to the warrants sold in the Initial Public Offering except that (a) the placement warrants and their component securities will not be transferable, assignable or saleable until 30 days after the consummation of our initial Business Combination, except to permitted transferees, and (b) will be entitled to registration rights.